Contingencies and Commitements (Details) - Schedule of license agreements - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of license agreements [Abstract]
Less than one year	$ 5,149,957	$ 8,075,000
Later than one year but not more than 5 years	$ 1,965,594